Accumulated other comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accumulated other comprehensive income
Balance		¥ 17,210,793	¥ 14,250,576	¥ 5,781,804
Foreign currency translation, net of tax of nil	$ (3,702)	(25,773)	(7,083)	342,348
Fair value changes of available-for-sale investments, net of tax of nil				32,633
Reclassification adjustments for loss (gain) included in net income				(55,615)
Balance	$ 3,195,969	22,249,697	17,210,793	14,250,576
Tax on Foreign currency translation		0	0	0
Tax on Fair value change of available-for-sale investments		0
Adoption of new accounting standards				176,370
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income
Balance		(30,883)	(24,242)	(343,608)
Foreign currency translation, net of tax of nil		(25,773)	(7,083)	342,348
Fair value changes of available-for-sale investments, net of tax of nil				32,633
Reclassification adjustments for loss (gain) included in net income				(55,615)
Balance		(56,656)	(30,883)	(24,242)
Tax on Foreign currency translation		0	0	0
Tax on Fair value change of available-for-sale investments				0
Tax on Reclassification adjustment for losses included in net income				0
Adoption of new accounting standards				442
Accumulated other comprehensive income (loss) | ASU 2016-01
Accumulated other comprehensive income
Adoption of new accounting standards			442
Cumulative Translation Adjustments
Accumulated other comprehensive income
Balance		(30,883)	(23,800)	(366,148)
Foreign currency translation, net of tax of nil		(25,773)	(7,083)	342,348
Balance		¥ (56,656)	(30,883)	(23,800)
Unrealized Gain and (Loss) on Available-for-sale Securities
Accumulated other comprehensive income
Balance			(442)	22,540
Fair value changes of available-for-sale investments, net of tax of nil				32,633
Reclassification adjustments for loss (gain) included in net income				(55,615)
Balance				¥ (442)
Unrealized Gain and (Loss) on Available-for-sale Securities | ASU 2016-01
Accumulated other comprehensive income
Adoption of new accounting standards			¥ 442